BUSINESS COMBINATIONS (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Oct. 01, 2014	Aug. 29, 2013	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisition cost
Contingent consideration paid for acquisition				$ 4	$ 6
Purchase price adjustment received in 2015			$ (18)	(18)
Rockwood Holdings, Inc
Acquisition cost
Transaction related costs				0	24	$ 8
Cash payments	$ 1,038
Expected purchase price adjustment receivable	(18)
Net acquisition cost	1,020
Fair value of assets acquired and liabilities assumed:
Cash	77
Accounts receivable	220
Inventories	401
Prepaid expenses and other current assets	55
Property, plant and equipment	665
Intangible assets	31
Deferred income taxes, non-current	106
Other assets	8
Accounts payable	(146)
Accrued expenses and other current liabilities	(106)
Long-term debt, non-current	(3)
Pension and related liabilities	(233)
Deferred income taxes, non-current	(9)
Other liabilities	(30)
Total fair value of net assets acquired	1,036
Noncontrolliing interest	(16)
Total	$ 1,020
Estimated pro forma revenues and net income (loss) attributable to business acquisition
Revenues				12,724	12,599
Net income attributable to business acquisition				$ 410	98
Rockwood Holdings, Inc | Developed technology
Acquisition cost
Acquired intangible assets estimated useful life				9 years
Rockwood Holdings, Inc | Trademarks
Acquisition cost
Acquired intangible assets estimated useful life				9 years
Rockwood Holdings, Inc | Customer relationships
Acquisition cost
Acquired intangible assets estimated useful life				9 years
Rockwood Holdings, Inc | Viance
Acquisition cost
Ownership interest of noncontrolling interest (as a percent)	50.00%
Oxid
Acquisition cost
Cash payments		$ 66
Contingent consideration paid for acquisition					$ 6
Contingent consideration related to the earn-out agreement		10
Net acquisition cost		$ 76
Earn-out period		2 years
Acquired intangible assets estimated useful life				15 years
Fair value of assets acquired and liabilities assumed:
Accounts receivable		$ 9
Inventories		14
Property, plant and equipment		22
Intangible assets		36
Accounts payable		(4)
Accrued expenses and other current liabilities		(1)
Total fair value of net assets acquired		$ 76
Estimated pro forma revenues and net income (loss) attributable to business acquisition
Revenues						11,142
Net income attributable to business acquisition						$ 133